Investment Strategy	Feb. 02, 2026
Upright Assets Allocation Plus Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]

The Fund invests primarily in a portfolio of securities and other investments of issuers across a broad range of countries and asset categories. These global assets fall under five general categories, which are: Equity Securities, Fixed Income Securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”), Real Estate Investment Trusts (both registered and privately offered), Commodity-related derivatives, and cash and cash equivalents such as money market funds.

•	Under normal circumstances, the adviser invests the Fund in two major portfolio components representing two kinds of management styles:
1.	Core Assets Allocation

50-90% of the Fund’s assets are invested in this portfolio, which involves setting up an asset mix within the five general categories for long-term appreciation. Periodic adjustments will be made based on market conditions.

2.	Dynamic Assets Allocation

10-40% of the Fund’s assets are invested in this portfolio, which involves frequent adjustments to respond to changes in market conditions. The asset mix in this portfolio also contains the global assets under the five general categories. Strategies employed in managing the Dynamic Assets Allocation include actively looking for short- and intermediate-term undervalued and overvalued assets; moving between asset classes to take advantage of market inefficiencies and sometime overreaction to market conditions; and rebalancing portfolio in order to bring the asset mix back to the Fund’s long-term target. These strategies are carried out based on the adviser’s judgment of relative fundamental values, the attractiveness of investment opportunities within each asset category, macroeconomic trends, and expected future returns of other investment opportunities.

•	10-30% of the Fund’s assets may be invested in an alternative investment strategy when the adviser deems the economic and market conditions are suitable for such, usually when there is an economic downturn, or when there is fundamental deterioration in the underlying securities. Alternative investments typically have a low correlation with those of standard asset classes, which makes them suitable for portfolio diversification. This is a separate strategy where the Fund may use ETFs that track or do not track an index, and buying and writing derivatives contracts, such as options trading*, futures contracts, forward currency contracts and swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps), both for hedging purposes and to seek investment returns consistent with the Fund’s investment objective.

*Because options may be riskier than other types of investments, the Fund’s use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 10% of its net assets (less the amount by which any such positions are in-the-money). Covered options writing (selling) is not subject to the 10% limitation.

•	Investing will be carried out without regard to market capitalization, or whether the security is domestic or foreign.

The Principal Investment Selection Process

When selecting investments for the Fund, the adviser generally considers the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future;
•	Relevant market, economic and political environments, including currency and trade trends;
•	Interest rates, inflation and credit spreads; and
•	Volatility signals.

The information on which the fundamental analysis is based comes from sources such as regulatory filings, company annual reports, securities information databases, investment publications, general and business publications, brokerage firm research reports, and other media information sources. The adviser will sell an investment when the adviser believes that the security is no longer attractive based on its growth potential, price, or both. The adviser may also sell an investment if the adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S.

Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or banker’s acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

Upright Growth & Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]

The adviser seeks to achieve the Fund’s investment objective using a combination (or hybrid) of three investment styles through value investing, equity income investing and balance investing. The value investing investment style includes the selection of stocks that, in the opinion of the adviser, are trading below their intrinsic value. The equity income investing investment style includes making investments that benefit from stock price appreciation while also receiving a steady stream of income. The balance investing investment style includes adjustments to restore balance if the Fund’s portfolio is skewed towards either “growth” or “value.” Additionally, if certain sectors become temporarily overvalued due to market sentiment, the adviser may shift its focus to underperforming sectors for potential investments. Under normal circumstances, the Fund will:

- Invest 50-80% of the Fund’s net assets in U.S. domiciled equity securities (including exchange traded funds) broadly diversified by company and industry, including above-average dividend-paying equity securities (normally at or above S&P 500’s average dividend yield) or securities with expectations of increasing dividends.

- Invest up to 30% of the Fund’s assets in equity and fixed income securities principally traded in foreign markets excluding the U.S. market.

- Invest 10-40% of the Fund’s assets in fixed income securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”) when market and economic conditions are deemed favorable by the Adviser.

- Invest without regard to market capitalization.

- Engage in an options trading strategy primarily to generate income when market conditions warrant. Because options may be riskier than other types of investments, the Fund’s use of options is limited to the aggregate premium, which is the total of paid and received premiums, up to no more than 10% of the Fund’s net assets (less the amount by which any such positions are in-the-money). Covered options writing (selling) is not subject to the 10% limitation.

- Make short sales of securities in an aggregate amount greater than 25% of the Fund’s net assets when market conditions warrant. The value of the securities of any one issuer shorted by the Fund is limited to less than 3% of the securities of any class of the issuer. Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 25% limitation.

Additionally, from time to time, the Fund may invest a significant portion of its assets in a single sector, such as the artificial intelligence sector.

The Principal Investment Selection Process

When selecting investments for the Fund, the adviser will generally base the decision on one or more valuation metrics, commonly referred to as fundamental analysis, while also taking into consideration the following factors:

- Quality of the company’s management;
- Strength of the company’s balance sheet;
- Projected growth rate of the company’s earnings in the future; and
- Relevant market, economic and political environments.

The information on which the fundamental analysis is based comes from sources such as regulatory filings, a company’s annual reports, securities information databases, investment publications, general and business publications, brokerage firm research reports~~,~~ and other media information sources. The adviser will sell an investment when the adviser believes that the investment is no longer attractive based on its growth potential, price, or both. The adviser may also sell an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

Upright Growth Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]

The adviser seeks to achieve the Fund’s investment objective by:

•	Investing primarily in the common stocks, equity and fixed income exchange-traded funds, preferred stocks, and convertible securities of publicly-traded United States domiciled companies.
•	Investing up to 25% of the Fund’s assets in securities principally traded in foreign markets.
•	Investing without regard to market capitalization.
•	Investing in the securities of companies that the adviser believes have the potential for significant long-term growth and are reasonably priced or undervalued.
•	Trading options primarily to generate income when market conditions warrant. Because options may be riskier than other types of investments, the Fund's use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 10% of its net assets (less the amount by which any such positions are in-the-money); covered options writing (selling) is not subject to the 10% limitation.
•	Making short sales of securities in an aggregate amount not greater than 25% of the Fund’s net assets when market conditions warrant.
•	When the market is unstable the Fund will hold more cash, and when opportunities arise, the Fund may leverage and borrow an amount not to exceed 33 1/3% of the Fund’s total assets.

Under normal circumstances, the Fund invests more than 25% of the value of its total assets in instruments issued by companies in the semiconductors industry. Semiconductor companies include companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED and OLED technology. This also includes companies that provide services or equipment associated with semiconductors such as packaging and testing. The Fund, may, however, invest less than 25% of the value of its total assets in the semiconductors industry for temporary defensive purposes.

When selecting investments for the Fund, the adviser generally considers the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The adviser will liquidate an investment when the adviser believes that the security is no longer attractive based on its growth potential, price, or both. The adviser may also liquidate an investment if the adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Temporary Defensive Strategy:

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers’ acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.